Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Preferred Stock, par value per share	$ 1	$ 1
Preferred Stock, shares authorized	977,000	977,000
Preferred Stock, shares issued	0	0
Class A Common Stock [Member]
Common Stock, par value per share	$ 1	$ 1
Common Stock, shares authorized	7,000,000	7,000,000
Common Stock, shares issued	964,001	964,001
Common Stock, shares outstanding	964,001	964,001
Class B Common Stock [Member]
Common Stock, par value per share	$ 1	$ 1
Common Stock, shares authorized	40,000,000	40,000,000
Common Stock, shares issued	19,035,999	19,035,999
Common Stock, shares outstanding	4,540,493	4,612,435
Treasury Stock	14,495,506	14,423,564